Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues
Time charter revenue	$ 153,205	$ 156,268	$ 158,837
Operating Expenses
Vessel operating expenses	45,588	45,517	42,067
Depreciation	40,343	40,131	40,051
General and administrative	5,784	7,384	8,253
Impairment charge (note 5)		13,645	17,082
Other operating income (note 10)	(342)	(336)	(389)
Total operating expenses	91,373	106,341	107,064
Operating Income	61,832	49,927	51,773
Non Operating Income (Expense)
Interest income	79	56	185
Interest expense	(21,178)	(20,564)	(23,828)
Realized loss on interest rate derivatives	(18,402)	(19,393)	(16,727)
Unrealized gain (loss) on interest rate derivatives (note 14)	9,725	(881)	(15,322)
Income (Loss) before Income Taxes	32,056	9,145	(3,919)
Income taxes	(128)	(74)	(52)
Net Income (Loss)	$ 31,928	$ 9,071	$ (3,971)
Class A Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 17)	47,481,766	47,262,549	46,910,604
Diluted (note 17)	47,633,991	47,448,012	46,910,604
Net Income (Loss) in $ per share
Basic (note 17)	$ 0.67	$ 0.19	$ (0.08)
Diluted (note 17)	$ 0.67	$ 0.19	$ (0.08)
Class B Common stock [Member]
Weighted average number of common shares outstanding
Basic (note 17)	7,405,956	7,405,956	7,405,956
Diluted (note 17)	7,405,956	7,405,956	7,405,956
Net Income (Loss) in $ per share
Basic (note 17)
Diluted (note 17)